Segment information	6 Months Ended
Dec. 31, 2024
Segment information
Segment information

7.Segment information

In line with the management approach, the operating segments were identified on the basis of Mytheresa Group’s internal reporting and how our chief operating decision maker (CODM), assesses the performance of the business. Mytheresa Group collectively identifies its Chief Executive Officer and Chief Financial Officer as the CODM. On this basis, Mytheresa Group identifies its online operations and retail store as separate operating segments. Segment EBITDA is used to measure performance, because management believes that this information is the most relevant in evaluating the respective segments relative to other entities that operate in the retail business.

Segment EBITDA is defined as operating income excluding depreciation and amortization.

Assets are not allocated to the different business segments for internal reporting purposes.

The following is a reconciliation of the Company’s segment EBITDA to consolidated net income.

	Three months ended December 31, 2023
(in € thousands)	Online	Retail Stores	Segments total	Reconciliation(1)	IFRS consolidated
Net sales	192,832	3,798	196,630	—	196,630
Segment EBITDA	10,312	1,232	11,544	(12,479)	(935)
Depreciation and amortization					(3,842)
Finance costs, net					(1,197)
Income tax benefit					161
Net loss					(5,813)

	Six months ended December 31, 2023
(in € thousands)	Online	Retail Stores	Segments total	Reconciliation(1)	IFRS consolidated
Net sales	376,425	7,671	384,096	—	384,096
Segment EBITDA	11,292	2,599	13,892	(24,903)	(11,011)
Depreciation and amortization					(7,238)
Finance costs, net					(2,205)
Income tax benefit					2,468
Net loss					(17,987)

	Three months ended December 31, 2024
(in € thousands)	Online	Retail Stores	Segments total	Reconciliation(2)	IFRS consolidated
Net sales	218,911	4,074	222,985	—	222,985
Segment EBITDA	20,450	1,387	21,837	(20,451)	1,386
Depreciation and amortization					(3,929)
Finance costs, net					(1,953)
Income tax benefit					(193)
Net loss					(4,689)

	Six months ended December 31, 2024
(in € thousands)	Online	Retail Stores	Segments total	Reconciliation(2)	IFRS consolidated
Net sales	416,927	7,759	424,685	—	424,685
Segment EBITDA	25,800	2,461	28,261	(49,784)	(21,523)
Depreciation and amortization					(11,057)
Finance costs, net					(3,174)
Income tax benefit					7,542
Net loss					(28,211)
(1)	During the three and six months ended December 31, 2023, there were €4,012 thousand and €7,515 thousand in corporate administrative expenses that were not assigned to either the online operations or retail stores. Additionally, there were €3,609 thousand and €6,051 thousand in expenses related to Other transaction-related, certain legal and other expenses. Share-based compensation expenses amount to €4,857 thousand and €11,336 thousand.
(2)	During the three and six months ended December 31, 2024, there were €5,659 thousand and €9,159 thousand in corporate administrative expenses that were not assigned to either the online operations or retail stores. Additionally, there were €9,645 thousand and €30,983 thousand in expenses related to Other transaction-related, certain legal and other expenses. Share-based compensation expenses amount to €5,147 thousand and €9,642 thousand.